Note 16 - Regulatory Matters (Details)	Jan. 01, 2016	Dec. 31, 2015	Dec. 31, 2014
Note 16 - Regulatory Matters (Details) [Line Items]
Common Equity Tier 1 Required For Capital Adequacy To Risk Weighted Assets		4.50%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets		6.00%	4.00%
Risk Weighting for Certain Assets		150.00%	100.00%
Subsequent Event [Member]
Note 16 - Regulatory Matters (Details) [Line Items]
Capital Conservation Buffer	2.50%